Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 24,690	$ 33,091
Accounts receivable	1,978	0
Short-term marketable securities	51,148	68,760
Prepaid expenses and other current assets	3,489	3,338
Total current assets	81,305	105,189
Property and equipment, net	3,630	4,794
Operating lease right-of-use assets	3,268	4,582
Long-term marketable securities	0	21,655
Restricted cash	405	405
Other assets	827	549
Total assets	89,435	137,174
Current liabilities:
Accounts payable	658	2,718
Accrued and other liabilities	6,848	8,662
Lease liabilities, current portion	2,226	2,193
Total current liabilities	9,732	13,573
Lease liabilities, noncurrent portion	3,376	5,600
Warrant liability	326	8,301
Total liabilities	13,434	27,474
Commitments and contingencies (Note 6 and Note 14)
Stockholders' equity:
Preferred stock, $0.0001 par value, 10,000 shares authorized; no shares issued and outstanding as of December 31, 2022 and 2021	0	0
Common stock, $0.0001 par value, 500,000 shares authorized as of December 31, 2022 and 2021; 30,088 and 35,034 shares issued and outstanding as of December 31, 2022 and 2021, respectively	3	4
Additional paid-in-capital	254,892	252,464
Accumulated other comprehensive loss	(241)	(119)
Accumulated deficit	(178,653)	(142,649)
Total stockholders' equity	76,001	109,700
Total liabilities and stockholders' equity	$ 89,435	$ 137,174